Contingencies - Additional Information (Detail)	1 Months Ended		6 Months Ended		1 Months Ended		6 Months Ended		1 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended		6 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended
	Apr. 25, 2013 USD ($)	Apr. 25, 2013 MXN	Jun. 30, 2013 USD ($) site	Mar. 08, 2012 Defendant	Apr. 25, 2013 Mexican Subsidiary of Champion [Member] USD ($)	Apr. 25, 2013 Mexican Subsidiary of Champion [Member] MXN	Jun. 30, 2013 Mexican Subsidiary of Champion [Member] USD ($)	Jun. 30, 2013 Mexican Subsidiary of Champion [Member] MXN	Apr. 25, 2013 Mexican Subsidiary of Champion [Member] Interest Expense [Member] USD ($)	Jun. 30, 2013 Mexican Subsidiary of Champion [Member] Interest Expense [Member] USD ($)	Jun. 30, 2013 Chinese Subsidiary [Member] USD ($)	Jun. 30, 2013 Chinese Subsidiary [Member] USD ($)	Jun. 30, 2013 Chinese Subsidiary [Member] CNY	Jun. 30, 2013 Chinese Subsidiary [Member] Other current assets [Member] USD ($)	Jun. 30, 2013 Chinese Subsidiary [Member] Miscellaneous, net [Member] USD ($)	Apr. 30, 2012 Antitrust Litigation [Member] USD ($)	Jun. 30, 2012 Antitrust Litigation [Member] USD ($)	Jun. 30, 2013 Antitrust Litigation [Member]	Jun. 30, 2012 Antitrust Litigation [Member] USD ($)	Jun. 30, 2013 Product Recall [Member] USD ($)	Jun. 30, 2013 Product Recall [Member] USD ($)	May 09, 2013 Product Recall [Member] USD ($)	Jun. 30, 2013 Maximum [Member] Antitrust Litigation [Member] USD ($)	Jun. 30, 2013 Maximum [Member] Antitrust Litigation [Member] USD ($)	Jun. 30, 2013 Kentucky Site [Member] USD ($)	Jun. 30, 2013 Former Manufacturing Site [Member] USD ($)	Jun. 30, 2013 Wisconsin Site [Member] Maximum [Member] USD ($)	Jun. 30, 2013 New Jersey Site and California [Member] Maximum [Member] USD ($)
Loss Contingencies [Line Items]
Number of Sites			5
Maximum cost of the ultimate outcome of the environmental matters related to the New Jersey Site and the California Site																												$ 1,000,000
Completed remediation activities at manufacturing site			2
Estimated settlement cost																									100,000
Remediation settlement costs			200,000																							100,000	100,000
Number of defendants executed a settlement agreement				2
Provision for settlement agreement																7,800,000
Expiry period of appeal																		Dec. 28, 2012
Post-trail costs																	400,000		900,000				100,000	100,000
Outstanding receivables							2,200,000				2,000,000	2,000,000	12,500,000
Refund payment received	700,000	8,200,000					4,400,000	57,700,000
Claim on loss contingency refund received							2,000,000	25,500,000
Interest on loss contingency refund received	300,000	3,300,000					1,800,000	23,300,000
Inflation on loss contingency refund received					100,000	1,200,000	600,000	8,900,000
Interest receivable									300,000	1,800,000
Claims and inflation receivables									100,000	600,000
Amount of total claims agreed to refund							300,000	3,700,000
Claims receivable											1,900,000	1,900,000			2,000,000
Pending claims receivable											100,000	100,000		100,000
Recorded estimated costs																					1,200,000
Provision recorded related to matter																				0	0
Payment of costs related to matter																					600,000
Remaining accrual of costs related to matter																				600,000	600,000
Insurance coverage claims																						500,000
Insurance Recovery																				$ 100,000	$ 100,000